HSBC Holdings statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Profit before tax		$ 29,907		$ 32,309		$ 30,348
Adjustments for non-cash items:
– depreciation, amortisation and impairment/expected credit losses		4,916		4,080		3,466
– share-based payment expense		621		529		482
– other non-cash items included in profit before tax		(4,690)		(5,290)		(4,299)
Elimination of exchange differences	[1]	(34,682)		26,734		(10,678)
Change in net trading securities and derivatives		(38,630)		(41,385)		(63,247)
Change in other assets		(38,389)		7,685		(10,254)
Change in debt securities in issue		(5,613)		11,942		11,945
Change in financial liabilities designated at fair value		46,129		(2,248)		10,097
Change in other liabilities		4,098		(1,603)		8,742
Tax received		(5,058)		(6,611)		(4,117)
Net cash from operating activities		29,766		65,305		39,111
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(502,391)		(523,454)		(563,561)
Proceeds from the sale and maturity of financial investments	[2]	470,309		453,502		504,174
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[3]	1,126		9,891		1,239
Net investment in intangible assets		(3,214)		(2,542)		(2,550)
Net cash from investing activities		(37,068)		(76,564)		(62,912)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		4,096		3,602		1,996
Redemption of preference shares and other equity instruments		(2,450)		(3,433)		(4,003)
Purchase of own shares		(9,091)		(11,348)		(5,812)
Subordinated loan capital issued		3,834		4,361		5,237
Subordinated loan capital repaid	[4]	(3,591)		(2,000)		(2,147)
Net cash from financing activities		(21,961)		(26,459)		(17,558)
Net decrease in cash and cash equivalents		(29,263)		(37,718)		(41,359)
Cash and cash equivalents at 1 Jan		434,940	[5]	490,933	[5]	521,671
Exchange differences in respect of cash and cash equivalents		27,210		(18,275)		10,621
Cash and cash equivalents at 31 Dec	[5]	432,887		434,940		490,933
Cash and cash equivalents comprise:
– cash collateral, net settlement accounts and items in course of collection from/transmission to other banks		2,214		9,827		14,866
– loans and advances to HSBC undertakings of one month or less	[6]	74,404		69,803		76,620
HSBC Holdings
Cash flows from (used in) operating activities [abstract]
Profit before tax		21,972		20,549		8,235
Adjustments for non-cash items:
Adjustments for non-cash items		(2,777)		11,721		5,611
– depreciation, amortisation and impairment/expected credit losses		(2,669)		11,552		5,629
– share-based payment expense		1		1		0
– other non-cash items included in profit before tax		(220)		53		(38)
Elimination of exchange differences		111		115		20
Change in loans to HSBC undertakings		(2,927)		(2,753)		(1,267)
Change in financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		(4,657)		(1,978)		(7,767)
Change in net trading securities and derivatives		600		(1,537)		(529)
Change in other assets		631		603		363
Change in debt securities in issue		883		469		1,964
Change in financial liabilities designated at fair value		1,288		292		3,096
Change in other liabilities		639		(1,897)		1,947
Tax received		1,071		1,691		577
Net cash from operating activities		16,723		27,160		12,230
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(22,636)		(29,812)		(7,803)
Proceeds from the sale and maturity of financial investments		22,638		31,779		20,074
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		(5,148)		(7,473)		(2,517)
Repayment of capital from subsidiaries		2,252		2,963		4,993
Net investment in intangible assets		(29)		(43)		(46)
Net cash from investing activities		(2,923)		(2,586)		14,701
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		4,177		3,648		2,059
Redemption of preference shares and other equity instruments		(2,450)		(2,250)		(4,003)
Purchase of own shares		(1,118)		(532)		(855)
Share buy-backs		(9,091)		(11,204)		(5,812)
Subordinated loan capital issued		3,834		4,268		5,270
Subordinated loan capital repaid		(3,284)		(3,994)		0
Debt securities issued		25,469		16,102		17,180
Debt securities repaid		(14,349)		(18,179)		(13,047)
Dividends paid on ordinary shares		(11,581)		(15,348)		(10,492)
Dividends paid to holders of other equity instruments		(1,183)		(1,062)		(1,101)
Net cash from financing activities		(9,576)		(28,551)		(10,801)
Net decrease in cash and cash equivalents		4,224		(3,977)		16,130
Cash and cash equivalents at 1 Jan		18,693		22,814		6,756
Exchange differences in respect of cash and cash equivalents		99		(144)		(72)
Cash and cash equivalents at 31 Dec		23,016		18,693		22,814
Cash and cash equivalents comprise:
– cash at bank with HSBC undertakings		5,079		2,548		7,029
– cash collateral, net settlement accounts and items in course of collection from/transmission to other banks		1,702		2,544		3,422
– loans and advances to HSBC undertakings of one month or less		6,250		8,500		0
– treasury and other eligible bills		$ 9,985		$ 5,101		$ 12,363

[1]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	This includes $5.8bn from the sale of our retained portfolio of home and certain other loans in France.
[3]	In 2025, this includes $1bn from sale of our private banking business in Germany and $0.4bn from sale of our retail banking operations in Bahrain and in 2024, this includes $10.6bn from the sale of our retail banking operations in France and $1.8bn from the sale of our business in Argentina.

[4]	Subordinated liabilities changes during the year are attributable to repayments of $(3.6)bn (2024: $(2.0)bn; 2023: $(2.1)bn) of securities. Non-cash changes during the year included foreign exchange gains/losses of $1.4bn gain (2024: $1.6bn gain; 2023: $0.6bn loss) and fair value gains/losses of $0.7bn gain (2024:
$1.0bn gain; 2023: $0.8bn loss).

[5]	At 31 December 2025, $66.6bn (2024: $50.4bn; 2023: $61.8bn) was not available for use by HSBC due to a range of restrictions, including currency exchange.
This includes $9.6bn (2024: Nil; 2023: Nil) segregated for Hang Seng Bank privatisation funding purposes. Refer to Note 37 for more details.

[6]	The amount in this line is included in the ‘Loans and advances to banks’, ‘Financial investments’ and ‘Financial assets designated and otherwise mandatorily measured at fair value through profit or loss’ line items in the Consolidated balance sheet on page 290